Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 98.1%
Aerospace & Defense – 2.7%
Airbus SE	22,362	$4,118,097
BAE Systems PLC	857,799	14,607,674
General Dynamics Corp	20,167	5,696,976
		24,422,747
Banks – 5.8%
BNP Paribas SA	135,076	9,596,248
HDFC Bank Ltd	239,844	4,164,035
JPMorgan Chase & Co	95,113	19,051,134
Natwest Group PLC	2,711,691	9,085,051
UniCredit SpA	265,604	10,077,905
		51,974,373
Beverages – 3.1%
Constellation Brands Inc - Class A	38,771	10,536,407
Monster Beverage Corp*	167,988	9,958,329
Pernod Ricard SA	45,967	7,435,226
		27,929,962
Biotechnology – 2.4%
AbbVie Inc	32,173	5,858,703
Amgen Inc	14,077	4,002,373
Argenx SE (ADR)*	5,684	2,237,905
Ascendis Pharma A/S (ADR)*	14,714	2,224,315
Madrigal Pharmaceuticals Inc*	3,815	1,018,758
Sarepta Therapeutics Inc*	16,577	2,146,058
Vertex Pharmaceuticals Inc*	9,156	3,827,300
		21,315,412
Capital Markets – 3.3%
Ares Management Corp - Class A	38,377	5,103,373
Blackstone Group Inc	44,951	5,905,213
Charles Schwab Corp	94,695	6,850,236
LPL Financial Holdings Inc	22,335	5,900,907
Morgan Stanley	61,485	5,789,428
		29,549,157
Chemicals – 3.2%
Linde PLC	37,388	17,359,996
Sherwin-Williams Co	32,145	11,164,923
		28,524,919
Consumer Finance – 1.2%
Capital One Financial Corp	48,690	7,249,454
OneMain Holdings Inc	60,305	3,080,982
		10,330,436
Diversified Financial Services – 4.1%
Apollo Global Management Inc	54,288	6,104,686
Global Payments Inc	30,308	4,050,967
Mastercard Inc - Class A	29,321	14,120,114
Visa Inc	44,433	12,400,362
		36,676,129
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB - Class B	994,634	11,775,711
Keysight Technologies Inc*	20,996	3,283,355
		15,059,066
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One - Series C*	132,527	8,693,771
Netflix Inc*	14,111	8,570,034
		17,263,805
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	22,468	2,553,713
Boston Scientific Corp*	106,578	7,299,527
Edwards Lifesciences Corp*	45,308	4,329,633
Hoya Corp	14,200	1,767,026
Intuitive Surgical Inc*	3,625	1,446,701
Stryker Corp	9,738	3,484,938
		20,881,538
Health Care Providers & Services – 1.6%
AmerisourceBergen Corp	12,860	3,124,851
HCA Healthcare Inc	8,952	2,985,761
Humana Inc	4,385	1,520,367

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
UnitedHealth Group Inc	13,649	$6,752,160
		14,383,139
Hotels, Restaurants & Leisure – 2.7%
Booking Holdings Inc	2,522	9,149,513
Entain PLC	292,966	2,947,923
McDonald's Corp	44,155	12,449,502
		24,546,938
Independent Power and Renewable Electricity Producers – 2.3%
RWE AG	45,268	1,536,213
Vistra Energy Corp	280,318	19,524,149
		21,060,362
Insurance – 3.2%
AIA Group Ltd	476,000	3,195,957
Arthur J Gallagher & Co	24,481	6,121,229
Beazley PLC	546,585	4,590,166
Intact Financial Corp	13,333	2,166,120
Progressive Corp/The	61,432	12,705,366
		28,778,838
Interactive Media & Services – 6.1%
Alphabet Inc - Class C*	200,565	30,538,027
Meta Platforms Inc - Class A	50,282	24,415,934
		54,953,961
Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific Inc	9,204	5,349,457
Machinery – 3.7%
Alstom SA#	66,831	1,018,642
Atlas Copco AB - Class A	604,761	10,217,142
Deere & Co	24,607	10,107,079
Parker-Hannifin Corp	21,083	11,717,721
		33,060,584
Metals & Mining – 2.1%
Freeport-McMoRan Inc	116,337	5,470,166
Rio Tinto PLC	54,505	3,450,667
Teck Resources Ltd	209,431	9,587,066
		18,507,899
Multiline Retail – 3.0%
Amazon.com Inc*	146,595	26,442,806
Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd	115,830	8,836,912
Cheniere Energy Inc	17,261	2,783,854
ConocoPhillips	60,098	7,649,273
EOG Resources Inc	42,606	5,446,751
Marathon Petroleum Corp	58,016	11,690,224
Suncor Energy Inc	133,717	4,935,405
TC Energy Corp#	126,390	5,080,236
TotalEnergies SE	45,097	3,087,576
		49,510,231
Personal Products – 1.7%
Unilever PLC	303,836	15,246,862
Pharmaceuticals – 5.1%
AstraZeneca PLC	56,664	7,635,189
Eli Lilly & Co	10,481	8,153,799
Merck & Co Inc	64,652	8,530,831
Novartis AG	55,438	5,371,651
Novo Nordisk A/S - Class B	69,808	8,904,996
Roche Holding AG	12,814	3,264,252
Sanofi	43,003	4,219,400
		46,080,118
Real Estate Management & Development – 0.8%
CoStar Group Inc*	75,972	7,338,895
Road & Rail – 0.5%
Uber Technologies Inc*	58,940	4,537,791
Semiconductor & Semiconductor Equipment – 10.6%
Advanced Micro Devices Inc*	40,726	7,350,636
Applied Materials Inc	14,483	2,986,829
ASML Holding NV	15,568	14,982,924
Broadcom Inc	5,874	7,785,458
Lam Research Corp	6,021	5,849,823
Marvell Technology Inc	47,748	3,384,378
NVIDIA Corp	43,158	38,995,843
Taiwan Semiconductor Manufacturing Co Ltd	473,000	11,367,492
Texas Instruments Inc	10,550	1,837,916
		94,541,299

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 8.3%
Adobe Inc*	9,689	$4,889,069
Constellation Software Inc/Canada	1,391	3,799,985
Microsoft Corp	119,427	50,245,327
ServiceNow Inc*	2,502	1,907,525
Synopsys Inc*	16,520	9,441,180
Workday Inc - Class A*	15,616	4,259,264
		74,542,350
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	9,288	10,485,037
TJX Cos Inc	43,406	4,402,237
		14,887,274
Technology Hardware, Storage & Peripherals – 2.9%
Apple Inc	151,675	26,009,229
Textiles, Apparel & Luxury Goods – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	7,130	6,412,108
Moncler SpA	40,699	3,037,147
		9,449,255
Trading Companies & Distributors – 1.9%
Ferguson PLC	78,390	17,137,859
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	53,167	8,677,918
Total Common Stocks (cost $479,936,098)		878,970,609
Preferred Stocks– 1.3%
Automobiles – 1.3%
Dr Ing hc F Porsche AG (144A)((cost $10,341,505)	120,220	11,967,015
Private Placements– 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§((cost $2,347,416)	3,231,470	187,539
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢((cost $0)	1,355	0
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $3,072,656)	3,072,042	3,072,656
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	3,788,273	3,788,273
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$947,068	947,068
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,735,341)		4,735,341
Total Investments (total cost $500,433,016) – 100.3%		898,933,160
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(3,005,529)
Net Assets – 100%		$895,927,631

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$664,797,382	73.9%
United Kingdom	42,316,670	4.7
France	35,887,297	4.0
Canada	34,405,724	3.8
Netherlands	30,229,786	3.4
Sweden	21,992,853	2.4
Germany	13,503,228	1.5
Italy	13,115,052	1.5
Taiwan	11,367,492	1.3
Denmark	11,129,311	1.2
Switzerland	8,635,903	1.0
India	4,351,574	0.5
Hong Kong	3,195,957	0.4
Belgium	2,237,905	0.2
Japan	1,767,026	0.2

Total	$898,933,160	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$46,578	$-	$-	$3,072,656
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	1,208∆	-	-	3,788,273
Total Affiliated Investments - 0.8%	$47,786	$-	$-	$6,860,929

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	794,382	26,587,677	(24,309,403)	3,072,656
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	-	6,994,152	(3,205,879)	3,788,273

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	3,680,728	EUR	$599,029

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Total return swaps:
Average notional amount	$2,760,546

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $11,967,015, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $187,539, which represents 0.0% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$187,539	0.0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$37,175,122	$8,904,996	$-
All Other	832,890,491	-	-
Preferred Stocks	11,967,015	-	-
Private Placements	-	-	187,539
Warrants	-	-	0
Investment Companies	-	3,072,656	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,735,341	-
Total Investments in Securities	$882,032,628	$16,712,993	$187,539
Other Financial Instruments(a):
OTC Swaps	-	599,029	-
Total Assets	$882,032,628	$17,312,022	$187,539

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2024.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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